SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT — Honda Auto Receivables 2007-3 Owner Trust

Collection Period: September 1, 2007 through September 30, 2007

Determination Date: 10/10/07
Payment Date: 10/15/07

I. ORIGINAL DEAL PARAMETER INPUTS
(A) Total Portfolio Balance	$830,678,326.05
(B) Total Securities Balance	$830,678,326.05
(C) Class A-1 Notes
(i) Class A-1 Notes Balance	$208,000,000.00
(ii) Class A-1 Notes Percentage (C(i)/B)	25.04%
(iii) Class A-1 Notes Rate	5.56483%
(iv) Class A-1 Notes Accrual Basis	Actual/360
(D) Class A-2 Notes
(i) Class A-2 Notes Balance	$205,000,000.00
(ii) Class A-2 Notes Percentage (D(i)/B)	24.68%
(iii) Class A-2 Notes Rate	5.290%
(iv) Class A-2 Notes Accrual Basis	30/360
(E) Class A-3 Notes
(i) Class A-3 Notes Balance	$194,000,000.00
(ii) Class A-3 Notes Percentage (E(i)/B)	23.35%
(iii) Class A-3 Notes Rate	One Month Libor + 18 bps
(iv) Class A-3 Notes Accrual Basis	Act/360
(F) Class A-4 Notes
(i) Class A-4 Notes Balance	$196,680,000.00
(ii) Class A-4 Notes Percentage (E(i)/B)	23.68%
(iii) Class A-4 Notes Rate	One Month Libor + 25 bps
(iv) Class A-4 Notes Accrual Basis	Act/360
(G) Certificates
(i) Certificates Balance	$26,998,326.05
(ii) Certificates Percentage (G(i)/B)	3.25%
(iii) Certificates Rate	0.00%
(iv) Certificates Accrual Basis	30/360

(H) Servicing Fee Rate	1.00%
(I) Portfolio Summary
(i) Weighted Average Coupon (WAC)	6.18%
(ii) Weighted Average Original Maturity (WAOM)	57.60	months
(iii) Weighted Average Remaining Maturity (WAM)	49.93	months
(iv) Number of Receivables	47,766
(J) Reserve Account
(i) Reserve Account Initial Deposit Percentage	0.15%
(ii) Reserve Account Initial Deposit	$1,246,017.49
(iii) Specified Reserve Account Percentage	0.15%
(v) Specified Reserve Account Balance	$1,246,017.49
(K) Yield Supplement Account Deposit	$17,042,571.95

II. INPUTS FROM PREVIOUS MONTHLY SERVICER REPORTS
(A) Total Portfolio Balance	$805,175,895.11
(B) Total Securities Balance	$805,175,895.11
(C) Cumulative Note and Certificate Pool Factor	0.9692993
(D) Class A-1 Notes
(i) Class A-1 Notes Balance	$182,497,569.06
(ii) Class A-1 Notes Pool Factor	0.8773922
(iii) Class A-1 Notes Interest Carryover Shortfall	$0.00
(iv) Class A-1 Notes Principal Carryover Shortfall	$0.00
(E) Class A-2 Notes
(i) Class A-2 Notes Balance	$205,000,000.00
(ii) Class A-2 Notes Pool Factor	1.0000000
(iii) Class A-2 Notes Interest Carryover Shortfall	$0.00
(iv) Class A-2 Notes Principal Carryover Shortfall	$0.00
(F) Class A-3 Notes
(i) Class A-3 Notes Balance	$194,000,000.00
(ii) Class A-3 Notes Pool Factor	1.0000000
(iii) Class A-3 Notes Interest Carryover Shortfall	$0.00
(iv) Class A-3 Notes Principal Carryover Shortfall	$0.00
(G) Class A-4 Notes
(i) Class A-4 Notes Balance	$196,680,000.00
(ii) Class A-4 Notes Pool Factor	1.0000000
(iii) Class A-4 Notes Interest Carryover Shortfall	$0.00
(iv) Class A-4 Notes Principal Carryover Shortfall	$0.00
(H) Certificates
(i) Certificates Balance	$26,998,326.05
(ii) Certificates Pool Factor	1.0000000
(iii) Certificates Interest Carryover Shortfall	$0.00
(iv) Certificates Principal Carryover Shortfall	$0.00
(I) Servicing Fee
(i) Servicing Fee Shortfall	$0.00

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT — Honda Auto Receivables 2007-3 Owner Trust

Collection Period: September 1, 2007 through September 30, 2007

Determination Date: 10/10/07
Payment Date: 10/15/07

(J) End of Prior Month Account Balances
(i) Reserve Account					$1,246,017.49
(ii) Yield Supplement Account					$16,089,100.41
(iii) Payahead Account					$0.00
(iv) Advances Outstanding					$255,073.94
(K) Portfolio Summary as of End of Prior Month
(i) Weighted Average Coupon (WAC)					6.18%
(ii) Weighted Average Remaining Maturity (WAM)					48.81	months
(iii) Number of Receivables					47,230
(L) Note and Certificate Percentages
(i) Note Percentage					100.00%
(ii) Certificate Percentage					0.00%
III. MONTHLY INPUTS FROM THE MAINFRAME
(A) Precomputed Contracts Principal
(i) Scheduled Principal Collections					$0.00
(ii) Prepayments in Full					$0.00
(iii) Prepayments in Full due to Repurchases					$0.00
(B) Precomputed Contracts Total Collections					$0.00
(C) Precomputed Receivables Interest (B-A((i)+(ii)+(iii)))					$0.00
(D) Simple Interest Receivables Principal
(i) Principal Collections					$15,512,189.06
(ii) Prepayments in Full					$6,845,184.01
(iii) Repurchased Receivables Related to Principal					$0.00
(E) Simple Interest Receivables Interest
(i) Simple Interest Collections					$4,018,114.47
(F) Payment Advance for Precomputes
(i) Reimbursement of Previous Advances *					$0.00
(ii) Current Advance Amount					$0.00
(G) Interest Advance for simple Interest - Net *					$108,626.67
(H) Payahead Account
(i) Payments Applied					$0.00
(ii) Additional Payaheads					$0.00
(I) Portfolio Summary as of End of Month
(i) Weighted Average Coupon (WAC)					6.18%
(ii) Weighted Average Remaining Maturity (WAM)					47.92	months
(iii) Remaining Number of Receivables					46,749
(J) Delinquent Receivables	# Units		Dollar Amount
(i) 31-60 Days Delinquent	684	1.46%	$10,987,300.47	1.40%
(ii) 61-90 Days Delinquent	3	0.01%	$12,040.76	0.00%
(ii) 91 Days or More Delinquent	0	0.00%	$0.00	0.00%
(K) Vehicles Repossessed During Collection Period	12	0.03%	$232,373.96	0.03%
(L) Total Accumulated Repossessed Vehicles in Inventory	16	0.03%	$297,237.77	0.04%
* Advances are reimbursed:
(i) from subsequent payments, liquidation proceeds and servicer repurchase payments in respect of the related obligor, and

(ii) to the extent amounts in clause (i) are insufficient, generally from interest (with respect to interest advances) and principal (with respect to principal advances) amounts available on each payment date

IV. INPUTS DERIVED FROM OTHER SOURCES
(A) Collection Account Investment Income					$0.00
(B) Reserve Account Investment Income					$5,508.31
(C) Yield Supplement Account Investment Income					$72,949.18
(D) Trust Fees Expense					$5,000.00
(E) Aggregate Net Losses for Collection Period					$123.92
(F) Liquidated Receivables Information
(i) Gross Principal Balance on Liquidated Receivables					9,312.13
(ii) Liquidation Proceeds					9,188.21
(iii) Recoveries from Prior Month Charge Offs					0.00
(G) Days in Accrual Period					28
(H) Deal age					2
(I) Swap Termination Payments					$0.00
(J) Swap Payment Incoming					$133,301.59
(K) One Month Libor Rate					5.753%
MONTHLY COLLECTIONS
V. INTEREST COLLECTIONS
(A) Total Interest Collections (III(C+E(i)-F(i)+F(ii)+G)+IV(I+J))					$4,260,042.73
VI. PRINCIPAL COLLECTIONS
(A) Principal Payments Received (III(A((i)+(ii))+(D(i)+(ii)))					$22,357,373.07
(B) Liquidation Proceeds (IV(F(ii)))					9,188.21
(C) Repurchased Loan Proceeds Related to Principal (III(A(iii)+D(iii)))					0.00
(D) Recoveries from Prior Month Charge Offs (IV(F(iii)))					0.00
(E) Total Principal Collections (A+B+C+D)					$22,366,561.28
VII. TOTAL INTEREST AND PRINCIPAL COLLECTIONS (V(A)+VI(E))					$26,626,604.01
VIII. YIELD SUPPLEMENT DEPOSIT					$822,142.75
IX. TOTAL AVAILABLE AMOUNT (VII+VIII)					$27,448,746.76

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT — Honda Auto Receivables 2007-3 Owner Trust

 Collection Period: September 1, 2007 through September 30, 2007

Determination Date: 10/10/07
Payment Date: 10/15/07

MONTHLY DISTRIBUTIONS
X. FEE DISTRIBUTIONS
(A) Servicing Fee
(i) Servicing Fee Due (I(H)/12)(II(B))+(II(I)(i))		$670,979.91
(ii) Servicing Fee Paid	($ 0.81 per $1,000 original principal amount)	670,979.91
(iii) Servicing Fee Shortfall		$0.00
(B) Reserve Account Investment Income (IV(B))		$5,508.31
(C) Yield Supplement Account Investment Income (IV(C))		$0.00
(D) Trust Fees Expense (IV(D))		$5,000.00
(E) Swap Payment Outgoing		$0.00
(F) Senior Swap Termination Payments		$0.00
(G) Subordinate Swap Termination Payments		$0.00

XI. DISTRIBUTIONS TO NOTEHOLDERS
(A) Interest
(i) Class A-1 Notes
(a) Class A-1 Notes Interest Due		$789,886.18
(b) Class A-1 Notes Interest Paid		789,886.18
(c) Class A-1 Notes Interest Shortfall		$0.00
(ii) Class A-2 Notes
(a) Class A-2 Notes Interest Due		$903,708.33
(b) Class A-2 Notes Interest Paid		903,708.33
(c) Class A-2 Notes Interest Shortfall		$0.00
(iii) Class A-3 Notes
(a) Class A-3 Notes Interest Due		$895,148.33
(b) Class A-3 Notes Interest Paid		895,148.33
(c) Class A-3 Notes Interest Shortfall		$0.00
(iv) Class A-4 Notes
(a) Class A-4 Notes Interest Due		$918,222.43
(b) Class A-4 Notes Interest Paid		918,222.43
(c) Class A-4 Notes Interest Shortfall		$0.00
(v) Total Note Interest
(a) Total Note Interest Due		$3,506,965.27
(b) Total Note Interest Paid		3,506,965.27
(c) Total Note Interest Shortfall		$0.00
(d) Reserve Account Withdrawal for Note Interest		$0.00
Amount available for distributions after Fees & Interest (IX-(X(A)(ii)-(D))-XI(A)(v)(b))		$23,265,801.58
(B) Principal
(i) Noteholders’ Principal Distribution Amounts		$22,366,685.20
(ii) Class A-1 Notes Principal
(a) Class A-1 Notes Principal Due		$22,366,685.20
(b) Class A-1 Notes Principal Paid		22,366,685.20
(c) Class A-1 Notes Principal Shortfall		$0.00
(d) Reserve Account Withdrawal		$0.00
(iii) Class A-2 Notes Principal
(a) Class A-2 Notes Principal Due		$0.00
(b) Class A-2 Notes Principal Paid		0.00
(c) Class A-2 Notes Principal Shortfall		$0.00
(d) Reserve Account Withdrawal		$0.00
(iv) Class A-3 Notes Principal
(a) Class A-3 Notes Principal Due		$0.00
(b) Class A-3 Notes Principal Paid		0.00
(c) Class A-3 Notes Principal Shortfall		$0.00
(d) Reserve Account Withdrawal		$0.00
(v) Class A-4 Notes Principal
(a) Class A-4 Notes Principal Due		$0.00
(b) Class A-4 Notes Principal Paid		0.00
(c) Class A-4 Notes Principal Shortfall		$0.00
(d) Reserve Account Withdrawal		$0.00
(vi) Total Notes Principal
(a) Total Notes Principal Due		$22,366,685.20
(b) Total Notes Principal Paid		22,366,685.20
(c) Total Notes Principal Shortfall		$0.00
(d) Reserve Account Withdrawal		$0.00

Amount available for distributions to the Certificates and Reserve Fund		$899,116.38

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT — Honda Auto Receivables 2007-3 Owner Trust

Collection Period: September 1, 2007 through September 30, 2007

Determination Date: 10/10/07
Payment Date: 10/15/07

XII. DISTRIBUTIONS TO CERTIFICATEHOLDERS
(A) Interest
(i) Certificates Monthly Interest Due		$0.00
(ii) Certificate Interest Shortfall Beginning Balance		0
(iii) Total Certificates Interest Due		$0.00
(iv) Certificate Monthly Interest Paid		0.00
(v) Certificate Interest Shortfall Ending Balance		$0.00
(B) Principal
(i) Certificates Monthly Principal Due		$0.00
(ii) Certificate Principal Shortfall Beginning Balance		$0.00
(iii) Total Certificates Principal Due		$0.00
(iv) Certificate Monthly Principal Paid		0.00
(v) Certificate Principal Shortfall Ending Balance		$0.00

XIII. RESERVE FUND DEPOSIT
Amount available for deposit into reserve account		$899,116.38
Amount Deposited into Reserve Account		0.00
Excess Amount Released from Reserve Account		0.00
Excess Funds Released to Seller		899,116.38

DISTRIBUTIONS SUMMARY

(A) Total Collections		$27,448,746.76
(B) Service Fee		$670,979.91
(C) Trustee Fees		$5,000.00
(D) Net Swap Payments including Swap Termination Payments		$0.00
(E) Class A1 Amount		$23,156,571.38
(F) Class A2 Amount		$903,708.33
(G) Class A3 Amount		$895,148.33
(H) Class A4 Amount		$918,222.43
(I) Certificateholders		$0.00
(J) Amount Deposited into Reserve Account		$0.00
(K) Release to seller		$899,116.38
(L) Total amount distributed		$27,448,746.76
(M) Amount of Draw from Reserve Account		$0.00
(N) Excess Amount Released from Reserve Account		0.00

DISTRIBUTION TO SECURITYHOLDERS

Note Interest Distribution Amount		$3,506,965.27
Class A-1 Notes:	($ 3.80 per $1,000 original principal amount)
Class A-2 Notes:	($ 4.41 per $1,000 original principal amount)
Class A-3 Notes:	($ 4.61 per $1,000 original principal amount)
Class A-4 Notes:	($ 4.67 per $1,000 original principal amount)

Note Principal Distribution Amount		22,366,685.20
Class A-1 Notes:	($ 107.53 per $1,000 original principal amount)
Class A-2 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-3 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-4 Notes:	($ 0.00 per $1,000 original principal amount)

Note Interest Carryover Shortfall		0.00
Change from immediately preceding Payment Date		0.00
Class A-1 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-2 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-3 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-4 Notes:	($ 0.00 per $1,000 original principal amount)

Note Principal Carryover Shortfall		0.00
Change from immediately preceding Payment Date		0.00
Class A-1 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-2 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-3 Notes:	($ 0.00 per $1,000 original principal amount)
Class A-4 Notes:	($ 0.00 per $1,000 original principal amount)

Certificate Interest Distribution Amount		0.00
	($ 0.00 per $1,000 original principal amount)

Certificate Principal Distribution Amount		0.00
	($ 0.00 per $1,000 original principal amount)

Certificate Interest Carryover Shortfall		0.00
Change from immediately preceding Payment Date		0.00
	($ 0.00 per $1,000 original principal amount)
Certificate Principal Carryover Shortfall		0.00
Change from immediately preceding Payment Date		0.00
	($ 0.00 per $1,000 original principal amount)

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT — Honda Auto Receivables 2007-3 Owner Trust

Collection Period:  September 1, 2007 through September 30, 2007

Determination Date:  10/10/07
Payment Date:  10/15/07

PORTFOLIO AND SECURITY SUMMARY
	Beginning of Period		End of Period
XIV. POOL BALANCES AND PORTFOLIO INFORMATION
(A) Balances and Principal Factors
(i) Aggregate Balance of Notes	$778,177,569.06		$755,810,883.86
(ii) Note Pool Factor	0.9682679		0.9404376
(iii) Class A-1 Notes Balance	182,497,569.06		160,130,883.86
(iv) Class A-1 Notes Pool Factor	0.8773922		0.7698600
(v) Class A-2 Notes Balance	205,000,000.00		205,000,000.00
(vi) Class A-2 Notes Pool Factor	1.0000000		1.0000000
(vii) Class A-3 Notes Balance	194,000,000.00		194,000,000.00
(viii) Class A-3 Notes Pool Factor	1.0000000		1.0000000
(ix) Class A-4 Notes Balance	196,680,000.00		196,680,000.00
(x) Class A-4 Notes Pool Factor	1.0000000		1.0000000
(xi) Certificates Balance	26,998,326.05		26,998,326.05
(xii) Certificates Pool Factor	1.0000000		1.0000000
(xiii) Total Principal Balance of Notes and Certificates	805,175,895.11		782,809,209.91
(B) Portfolio Information
(i) Weighted Average Coupon (WAC)	6.18%		6.18%
(ii) Weighted Average Remaining Maturity (WAM)	48.81	months	47.92	months
(iii) Remaining Number of Receivables	47,230		46,749
(iv) Portfolio Receivable Balance	$805,175,895.11		$782,809,209.91
(C) Outstanding Advance Amount	$255,073.94		$363,700.61
(D) Outstanding Payahead Balance	$0.00		$0.00

SUMMARY OF ACCOUNTS
XV. RECONCILIATION OF RESERVE ACCOUNT
(A) Beginning Reserve Account Balance			$1,246,017.49
(B) Draws			0.00
(i) Draw for Servicing Fee			0.00
(ii) Draw for Interest			0.00
(iii) Draw for Realized Losses			0.00
(C) Excess Interest Deposited into the Reserve Account			0.00
(E) Reserve Account Balance Prior to Release			1,246,017.49
(F) Reserve Account Required Amount			1,246,017.49
(G) Final Reserve Account Required Amount			1,246,017.49
(H) Excess Reserve Account Amount			0.00
(I) Release of Reserve Account Balance to Seller			0.00
(J) Ending Reserve Account Balance			1,246,017.49

XVI. RECONCILIATION OF YIELD SUPPLEMENT ACCOUNT
(A) Beginning Yield Supplement Account Balance			16,089,100.41
(B) Investment Earnings			72,949.18
(C) Investment Earnings Withdraw			0.00
(D) Additional Yield Supplement Amounts			0.00
(E) Yield Supplement Deposit Amount			822,142.75
(F) Release of Yield Supplement Account Balance to Seller			0.00
(G) Ending Yield Supplement Account Balance			15,339,906.84

XVII. NET LOSS AND DELINQUENCY ACCOUNT ACTIVITY
(A) Liquidated Contracts
(i) Liquidation Proceeds			$9,188.21
(ii) Recoveries on Previously Liquidated Contracts			0.00
(B) Aggregate Net Losses for Collection Period			123.92
(C) Net Loss Rate for Collection Period (annualized)			0.00%
(D) Cumulative Net Losses for all Periods			123.92
(E) Delinquent Receivables	# Units		Dollar Amount
(i) 31-60 Days Delinquent	684	1.46%	$10,987,300.47	1.40%
(ii) 61-90 Days Delinquent	3	0.01%	$12,040.76	0.00%
(ii) 91 Days or More Delinquent	0	0.00%	$0.00	0.00%

XVIII. REPOSSESSION ACTIVITY	# Units		Dollar Amount
(A) Vehicles Repossessed During Collection Period	12	0.03%	$232,373.96	0.03%
(B) Total Accumulated Repossessed Vehicles in Inventory	16	0.03%	$297,237.77	0.04%

SERVICER’S CERTIFICATE

AMERICAN HONDA FINANCE CORPORATION

MONTHLY SERVICER REPORT — Honda Auto Receivables 2007-3 Owner Trust

Collection Period:  September 1, 2007 through September 30, 2007

Determination Date:  10/10/07
Payment Date:  10/15/07

XIX. TESTS FOR INCREASE IN SPECIFIED RESERVE ACCOUNT BALANCE
(A) Ratio of Net Losses to the Pool Balance as of Each Collection Period
(i) Second Preceding Collection Period	0.00%
(ii) Preceding Collection Period	0.00%
(iii) Current Collection Period	0.00%
(iv) Three Month Average (Avg(i,ii,iii))	0.00%
(B) Ratio of Balance of Contracts Delinquent 61 Days or More to the Outstanding Balance of Receivables.
(i) Second Preceding Collection Period	0.00%
(ii) Preceding Collection Period	0.01%
(iii) Current Collection Period	0.04%
(iv) Three Month Average (Avg(i,ii,iii))	0.03%

(C) Loss and Delinquency Trigger Indicator	Trigger was not hit.

I hereby certify that the servicing report provided is true
and accurate to the best of my knowledge.

/s/ Paul Honda
Mr. Paul Honda
Assistant Vice President